United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 32.5%
	Consumer Discretionary – 3.6%
13,640	Bob Evans Farms, Inc.	348,502
144,135	Comcast Corp., Class A	2,467,591
110,450	Cooper Tire & Rubber Co.	1,788,185
84,235	Foot Locker, Inc.	988,919
29,990	Genuine Parts Co.	1,257,481
56,070	Home Depot, Inc.	1,559,307
18,575	Leggett and Platt, Inc.	356,083
38,320	Meredith Corp.	1,121,243
21,855	Omnicom Group, Inc.	765,143
49,400	Regal Entertainment Group	608,114
9,165	Time Warner Cable, Inc.	473,006
25,260	Time Warner, Inc.	757,295
11,795	Viacom, Inc., Class B	370,599
	TOTAL	12,861,468
	Consumer Staples – 3.5%
31,880	Altria Group, Inc.	711,562
34,385	Archer-Daniels-Midland Co.	1,058,370
10,530	Dr. Pepper Snapple Group, Inc.	387,715
13,000	Kimberly-Clark Corp.	837,200
92,215	Kroger Co.	1,819,402
9,760	McCormick & Co., Inc.	389,131
18,520	Molson Coors Brewing Co., Class B	806,731
14,170	Nu Skin Enterprises, Inc., Class A	362,327
16,895	Philip Morris International, Inc.	869,079
25,085	Procter & Gamble Co.	1,496,822
27,590	Reynolds American, Inc.	1,504,758
45,370	Wal-Mart Stores, Inc.	2,274,852
	TOTAL	12,517,949
	Energy – 4.3%
71,380	Chevron Corp.	5,293,541
82,710	ConocoPhillips	4,336,485
55,560	ENI S.p.A, ADR	2,202,954
38,690	EnCana Corp.	1,063,588
13,925	Marathon Oil Corp.	424,573
28,105	Ship Finance International LTD	492,119
14,235	Teekay Shipping Corp.	346,053
30,545	Total SA, ADR	1,424,924
	TOTAL	15,584,237
	Financials – 3.0%
38,360	Ace, Ltd.	2,051,109
19,235	American Express Co.	766,899
29,410	American Financial Group, Inc. Ohio	846,126
42,710	Assurant, Inc.	1,561,478
2,730	Blackrock, Inc.	387,524
29,870	Chubb Corp.	1,646,434

Shares or Principal Amount		Value
113,480	Hospitality Properties Trust	2,218,534
4,500	M & T Bank Corp.	385,380
15,405	The Travelers Cos, Inc.	754,537
	TOTAL	10,618,021
	Health Care – 5.6%
7,535	Abbott Laboratories	371,777
6,500	Bayer AG, ADR	395,460
61,703	Bristol-Myers Squibb Co.	1,609,214
108,970	Cardinal Health, Inc.	3,264,741
30,220	Covidien PLC	1,067,975
56,120	Johnson & Johnson	3,199,962
44,480	Lilly (Eli) & Co.	1,492,749
77,410	Merck & Co., Inc.	2,721,736
7,900	Novartis AG, ADR	414,671
175,400	PDL BioPharma, Inc.	992,764
194,010	Pfizer, Inc.	3,090,579
7,400	Teleflex, Inc.	355,644
35,975	UnitedHealth Group, Inc.	1,141,127
	TOTAL	20,118,399
	Industrials – 4.0%
37,195	Cooper Industries PLC	1,565,537
29,500	Deere & Co.	1,866,465
34,055	Dover Corp.	1,524,302
385,295	General Electric Co.	5,579,071
9,990	Honeywell International, Inc.	390,509
19,085	Parker-Hannifin Corp.	1,129,069
29,910	Tyco International Ltd.	1,115,045
20,530	United Parcel Service, Inc.	1,309,814
	TOTAL	14,479,812
	Information Technology – 2.7%
33,005	International Business Machines Corp.	4,067,206
27,560	Microchip Technology, Inc.	763,136
152,560	Microsoft Corp.	3,582,109
130,555	Nokia Oyj, ADR, Class A	1,117,551
	TOTAL	9,530,002
	Materials – 1.5%
15,320	Dow Chemical Co.	373,348
5,510	Freeport-McMoRan Copper & Gold, Inc.	396,610
14,530	PPG Industries, Inc.	956,510
41,435	RPM International, Inc.	700,251
45,985	Rio Tinto PLC, ADR	2,319,024
14,455	Sonoco Products Co.	454,610
	TOTAL	5,200,353
	Telecommunication Services – 2.2%
163,239	AT&T, Inc.	4,412,350
25,365	BCE, Inc.	792,403
10,100	TELUS Corp.	397,031
101,705	Vodafone Group PLC, ADR	2,459,227
	TOTAL	8,061,011

Shares or Principal Amount			Value
		Utilities – 2.1%
90,990		CMS Energy Corp.	1,592,325
61,010		DPL, Inc.	1,544,773
9,700		DTE Energy Co.	454,445
18,350		NICOR, Inc.	776,021
10,695		National Grid PLC, ADR	451,008
14,775		Northeast Utilities Co.	428,032
25,660		ONEOK, Inc.	1,101,071
38,270		Public Service Enterprises Group, Inc.	1,223,109
		TOTAL	7,570,784
		TOTAL COMMON STOCKS (IDENTIFIED COST $112,783,164)	116,542,036
		Corporate Bonds – 0.7%
		Basic Industry — Paper – 0.1%
$300,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	314,735
		Communications — Media Noncable – 0.6%
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,960,508
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,302,452)	2,275,243
		Preferred Stocks – 4.9%
		Financials – 4.5%
25,845		Citigroup, Inc., Conv. Pfd., 7.5%, Annual Dividend $7.50	2,957,960
64,000	[1]	Credit Suisse (USA), Inc. 5% Trigger Mandatory Exchangeable Notes (PNC), Annual Dividend $0.25	3,292,480
72,000		Credit Suisse 5% Equity Linked Notes (USB), PERCS, Annual Dividend $0.25	1,484,280
57,400	[1]	Credit Suisse 5% Equity Linked Notes (WFC), Annual Dividend $0.25	1,339,142
84,900	[1]	Goldman Sachs 5% Mandatory Exchangeable Notes (BAC), Annual Dividend $1.40	1,066,429
92,000	[1,2,3]	Goldman Sachs 5% Trigger Mandatory Exchangeable Notes (BAC UN), Annual Dividend $1.40	1,148,712
57,700	[1,2,3]	Goldman Sachs 5% Trigger Mandatory Exchangeable Notes (MS), Annual Dividend $1.40	1,440,538
129,040		XL Capital, Ltd., Conv. Pfd, 10.75%, Annual Dividend $2.69	3,493,113
		TOTAL	16,222,654
		Utilities – 0.4%
24,665		PPL Corp., Conv. Pfd., 9.50%, Annual Dividend $4.91	1,402,452
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $20,392,363)	17,625,106
		Purchased PUT Options – 0.0%
12,150,000		EUR PUT/USD CALL, Strike Price $1.19, Expiration Date 11/22/2010	90,275
5,800,000		GBP PUT/USD CALL, Strike Price $1.37, Expiration Date 11/22/2010	9,686
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $523,175)	99,961
		MUTUAL FUNDS – 61.8%;4
3,404,616		Emerging Markets Fixed Income Core Fund	92,318,165
1,128,698		Federated Mortgage Core Portfolio	11,524,002
16,556,842	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	16,556,842
15,860,419		High Yield Bond Portfolio	101,189,476
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $203,038,337)	221,588,485
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $339,039,491)[6]	358,130,831
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[7]	341,776
		TOTAL NET ASSETS — 100%	$358,472,607

At August 31, 2010, the Fund had the following outstanding written call option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
GBP CALL/USD PUT	November 2010	$1.511	5,800,000	$(178,524)
EUR CALL/USD PUT	November 2010	$1.316	12,150,000	$(108,743)
(PREMIUMS RECEIVED $ 398,011)				$(287,267)

Unrealized Depreciation on the Value of Written Call Option contracts is included in “Other Assets and Liabilities-Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $2,589,250, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2010, these liquid restricted securities amounted to $2,589,250, which represented 0.7% of total net assets.
4	Affiliated companies.
5	7-Day net yield.
6	At August 31, 2010, the cost of investments for federal tax purposes was $339,012,701. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and written option contracts was $19,118,130. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,140,512 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,022,382.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$96,866,358	$ —	$ —	$96,866,358
International	19,675,678	—	—	19,675,678
Preferred Stock
Domestic	4,360,412	9,771,581	—	14,131,993
International	3,493,113	—	—	3,493,113
Debt Securities:
Corporate Bonds	—	2,275,243	—	2,275,243
Purchased Put Options	—	99,961	—	99,961
Mutual Funds	221,588,485	—	—	221,588,485
TOTAL SECURITIES	$345,984,046	$12,146,785	$ —	$358,130,831
OTHER FINANCIAL INSTRUMENTS**	$ —	$(287,267)	$ —	$(287,267)
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include written call option contracts.

  The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010